Unaudited Condensed Consolidated Interim Statements of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium.	Other reserves	Accumulated deficit	Total
Equity at beginning of period at Dec. 31, 2021	£ 16	£ 248,354	£ 63,314	£ (250,123)	£ 61,561
Loss for the period				(17,021)	(17,021)
Translation differences			9,482		9,482
Total comprehensive loss			9,482	(17,021)	(7,539)
Share based payment transactions		749	6,465	80	7,294
Reclassification of warrants			1,010		1,010
Equity at end of period at Jun. 30, 2022	16	249,103	80,271	(267,064)	62,326
Equity at beginning of period at Dec. 31, 2022	16	257,197	94,857	(344,752)	7,318
Loss for the period				(11,770)	(11,770)
Translation differences			(6,922)		(6,922)
Total comprehensive loss			(6,922)	(11,770)	(18,692)
Share based payment transactions			7,107		7,107
Exercise of Share Options	1	641			642
Transfer of reserves			(3,874)	3,874
Equity at end of period at Jun. 30, 2023	£ 17	£ 257,838	£ 91,168	£ (352,648)	£ (3,625)